Document and Entity Information	Sep. 14, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed as an amendment to the Current Report on Form 8-K filed on September 17, 2021 (the “Original 8-K”), as previously amended on November 15, 2021 (the “Prior Amendment’) solely for the purpose of removing from Exhibit 99.1 the financial statements of PandoLogic Ltd., a company incorporated under the laws of the state of Israel (“PandoLogic”), as of December 31, 2018 and the audit report related thereto, which are not required by Regulation S-X with respect to the acquisition by Veritone, Inc., a Delaware corporation (the “Company”). of PandoLogic, pursuant to the Agreement and Plan of Merger dated July 21, 2021, by and among the Company, Melisandra Ltd., a company incorporated under the laws of the State of Israel and wholly-owned subsidiary of the Company, and PandoLogic. This Form 8-K/A does not amend or modify the Original 8-K or the Prior Amendment in any other respect, and this amendment should be read in conjunction with the Original 8-K and the Prior Amendment, each of which is incorporated by reference herein. Except as set forth herein, no modifications have been made to information contained in the Original 8-K or the Prior Amendment, and the Company has not updated any information contained therein to reflect events that have occurred since the date of the Original 8-K or the Prior Amendment.
Document Period End Date	Sep. 14, 2021
Entity Registrant Name	Veritone, Inc.
Entity Central Index Key	0001615165
Entity File Number	001-38093
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1161641
Entity Address, Address Line One	2420 17th St.
Entity Address, Address Line Two	Office 3002
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	888
Local Phone Number	507-1737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	VERI
Security Exchange Name	NASDAQ